Investment Objectives and Goals - DGA Core Plus Absolute Return ETF	Nov. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	DGA CORE PLUS ABSOLUTE RETURN ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The DGA Core Plus Absolute Return ETF (the “Fund”) seeks long-term capital appreciation as a primary objective,
Objective, Secondary [Text Block]	with capital preservation as a secondary objective.